Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	40,684,340	35,065,200
Ordinary shares, shares outstanding	40,684,340	35,065,200